UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549


Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment[  ] Amendment Number:
This Amendment Check only one:[ ]is a restatement [ ]adds new holdings entries. Institutional Investment Manager Filing this Report:
Name: ACK Asset Management LLC
Address: 2 Overhill Road, Suite 400, Scarsdale, NY 10583
Form 13F File Number: 28-14060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Kenneth F. Cooper
Title:  Chief Financial Officer
Phone:  914 220-8340

Signature	    Place 	    Date of Signing:
Kenneth  F. Cooper  Scarsdale, NY   August 12,2011

Report Type

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:
45

Form 13F Information Table Value Total:

169,792
(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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COL 1				COL 2	COL 3	 	COL 4 	             COL 5		COL 6		COL 7	COL 8
															Vot Auth
Name of Issuer			Title	CUSIP	 	Value 	 SHRS/PRN AMT 	SH/PRN	P/CA	Invest Discre	O Mgr	SOLE

ARKANSAS BEST CORP		COM	040790107	 1,061 	 44,700 	SH		SOLE			X
ALLIANCE HEALTHCARE SERVICE	COM	018606202	 4,867 	 1,280,800 	SH		SOLE			X
AMERICAN RAILCAR INDUSTRIES	COM	02916P103	 2,807 	 119,700 	SH		SOLE			X
ASCENA RETAIL GROUP INC		COM	04351G101	 6,490 	 190,600 	SH		SOLE			X
BLACK DIAMOND INC		COM	09202G101	 1,467 	 186,200 	SH		SOLE			X
BODY CENTRAL CORP		COM	09689U102	 774 	 32,900 	SH		SOLE			X
CAVCO INDUSTRIES INC		COM	149568107	 2,430 	 54,000 	SH		SOLE			X
COVENANT TRANSPORT GRP		CL A	22284P105	 1,998 	 257,800 	SH		SOLE			X
DANA HOLDING CORP		COM	235825205	 3,777 	 206,400 	SH		SOLE			X
DARLING INTERNATIONAL INC	COM	237266101	 1,251 	 70,700 	SH		SOLE			X
DUCOMMUN INC			COM	264147109	 1,463 	 71,100 	SH		SOLE			X
DYCOM INDUSTRIES INC		COM	267475101	 10,951  670,200 	SH		SOLE			X
EMERITUS CORP			COM	291005106	 7,693 	 362,000 	SH		SOLE			X
FURMANITE CORP			COM	361086101	 2,113 	 266,100 	SH		SOLE			X
GREENBRIER COMPANIES INC	COM	393657101	 1,403 	 71,000 	SH		SOLE			X
GORDMANS STORES INC		COM	38269P100	 4,626 	 266,020 	SH		SOLE			X
GENESEE & WYOMING INC		CL A	371559105	 6,521 	 111,200 	SH		SOLE			X
HELEN OF TROY LTD		COM	G4388N106	 1,727 	 50,000 	SH		SOLE			X
KIRBY CORP			COM	497266106	 8,886 	 156,800 	SH		SOLE			X
KMG CHEMICALS INC		COM	482564101	 2,299 	 136,498 	SH		SOLE			X
KENNEDY-WILSON HOLDINGS INC	COM	489398107	 3,013 	 245,996 	SH		SOLE			X
LIBBEY INC			COM	529898108	 6,950 	 428,500 	SH		SOLE			X
LMI AEROSPACE INC		COM	502079106	 6,764 	 276,866 	SH		SOLE			X
SNYDERS-LANCE INC		COM	833551104	 2,950 	 136,400 	SH		SOLE			X
MEASUREMENT SPECIALTIES INC	COM	583421102	 4,130 	 115,700 	SH		SOLE			X
MONMOUTH REIT-CLASS A		CL A	609720107	 2,555 	 302,426 	SH		SOLE			X
MERCURY COMPUTER SYSTEMS INC	COM	589378108	 7,306 	 391,100 	SH		SOLE			X
MERITOR INC			COM	59001K100	 2,720 	 169,600 	SH		SOLE			X
ENPRO INDUSTRIES INC		COM	29355X107	 10,792  224,500 	SH		SOLE			X
OLD DOMINION FREIGHT LINE	COM	679580100	 1,865 	 50,000 	SH		SOLE			X
PRIMORIS SERVICES CORP		COM	74164F103	 2,110 	 163,587 	SH		SOLE			X
QUALITY DISTRIBUTION INC	COM	74756M102	 4,737 	 363,800 	SH		SOLE			X
ELIZABETH ARDEN INC		COM	28660G106	 261 	 9,000 		SH		SOLE			X
ROGERS CORP			COM	775133101	 9,323 	 201,800 	SH		SOLE			X
ROADRUNNER TRANSPORTATION SY	COM	76973Q105	 1,867 	 123,800 	SH		SOLE			X
STEVEN MADDEN LTD		COM	556269108	 5,921 	 157,848 	SH		SOLE			X
STONERIDGE INC			COM	86183P102	 7,083 	 480,500 	SH		SOLE			X
SUMMER INFANT INC		COM	865646103	 2,735 	 336,778 	SH		SOLE			X
SWIFT TRANSPORTATION CO		COM	87074U101	 5,827 	 430,000 	SH		SOLE			X
TRIUMPH GROUP INC		COM	896818101	 1,344 	 13,500 	SH		SOLE			X
UMH PROPERTIES INC		COM	903002103	 2,729 	 255,000 	SH		SOLE			X
VITRAN CORP INC			COM	92850E107	 2,105 	 165,736 	SH		SOLE			X
DANA HOLDING CO07/16/2011 17.00	PUT	990DDLY19	 21 	 2,064 			PUT	SOLE			X
DARLING INTERNA07/16/2011 17.50	PUT	99OCY7289	 42 	 707 			PUT	SOLE			X
ISHARES RUSSELL07/16/2011 78.00	PUT	99OD6KDQ7	 38 	 1,500 			PUT	SOLE			X

			 				169,792    45


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